INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES

NOTE 3 - INVENTORIES

Inventories consist of the following at December 31:

	2011	2010
Raw materials	$76,381	$85,711
Work in process	446,538	394,540
Finished goods	106,625	221,791
Reserve for obsolescence	(101,535)	(133,000)
Total	$528,009	$569,042